Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2021	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ('000s)	Adjusted EBITDA ('000s)(5)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$5,657,069	$(11,280,427)	$2,790,873	$978,391	$84.16	$99.88	$(74,286)	$358,653
2021	$5,071,358	$13,341,251	$2,648,345	$3,791,063	$126.84	$152.33	$103,135	$260,699
2020	$3,312,999	$14,340,707	$1,556,685	$2,226,976	$114.63	$126.91	$86,870	$243,023

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company's PEO, Vivek Jain and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs.(2) The Company's non-PEO NEOs for the applicable years 2022 and 2021 were Brian Bonnell, Christian Voigtlander, Dan Woolson and Virginia Sanzone. The Company's non-PEO NEOs for 2020 were Brian Bonnell, Christian Voigtlander, Scott Lamb, Dan Woolson and Virginia Sanzone.
Peer Group Issuers, Footnote [Text Block]	Assumes $100 invested on December 31, 2019 in ICU Medical Inc.'s common stock and the NASDAQ Medical Supplies Index and that all dividends, if any, were reinvested. As permitted by SEC Rules, the peer group referenced for purpose of the TSR Comparison is the industry peer group used for purposes in Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 14.
PEO Total Compensation Amount	$ 5,657,069	$ 5,071,358	$ 3,312,999
PEO Actually Paid Compensation Amount	$ (11,280,427)	13,341,251	14,340,707
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use year-end and exercise/vest date stock prices. See the tables below for additional information with respect to the equity award adjustments. In February 2021, the Compensation Committee determined to adjust the 2020 PRSU awards for our CEO, COO and CFO from the potential to earn between 0% and 250% of the award granted, to a potential to earn between 50% and 300% of the award granted, provided that the same previously established revenue and EPS targets are achieved by the Company. Amounts in the compensation actually paid to the PEO and non-PEO NEOs include the incremental fair value of the modified awards, computed as of the modification date in accordance with ASC Topic 718. The incremental fair value of the modified 2020 PRSU awards were as follows: Vivek Jain $757,796, Brian Bonnell $663,143 and Christian Voigtlander $663,143.

			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$3,312,999	$5,071,358	$5,657,069
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year as Reported in the Summary Compensation Table for the Applicable Fiscal Year	(b)	$(2,000,174)	$(3,000,061)	$(4,500,076)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$2,280,672	$3,595,226	$4,560,621
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At Fiscal Year End	(d)	$10,312,154	$6,478,492	$(17,063,075)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$435,056	$1,196,236	$65,034
-	Fair Value as of Prior Year Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$14,340,707	$13,341,251	$(11,280,427)

Non-PEO NEO Average Total Compensation Amount	$ 2,790,873	2,648,345	1,556,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 978,391	3,791,063	2,226,976
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in the applicable column represent (i) the compensation actually paid to the PEO and (ii) the average compensation actually paid to the non-PEO NEOs. The valuation assumptions used to determine the change in the fair market value of the respective PEO and non-PEO NEO equity awards for each respective year use year-end and exercise/vest date stock prices. See the tables below for additional information with respect to the equity award adjustments. In February 2021, the Compensation Committee determined to adjust the 2020 PRSU awards for our CEO, COO and CFO from the potential to earn between 0% and 250% of the award granted, to a potential to earn between 50% and 300% of the award granted, provided that the same previously established revenue and EPS targets are achieved by the Company. Amounts in the compensation actually paid to the PEO and non-PEO NEOs include the incremental fair value of the modified awards, computed as of the modification date in accordance with ASC Topic 718. The incremental fair value of the modified 2020 PRSU awards were as follows: Vivek Jain $757,796, Brian Bonnell $663,143 and Christian Voigtlander $663,143.

			2020	2021	2022
	Summary Compensation Table - Total Compensation	(a)	$1,556,685	$2,648,345	$2,790,873
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year as Reported in the Summary Compensation Table for the Applicable Fiscal Year	(b)	$(1,040,098)	$(1,950,149)	$(2,212,687)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$1,185,958	$2,337,028	$2,242,476
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years That Remain Outstanding At Fiscal year End	(d)	$483,612	$793,318	$(1,822,974)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$40,819	$(37,479)	$(19,297)
-	Fair Value as of Prior Year Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—	$—
=	Compensation Actually Paid		$2,226,976	$3,791,063	$978,391

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Adjusted EBITDA –Adjusted Revenue –Adjusted Diluted Earnings Per Share –Net Synergies
Total Shareholder Return Amount	$ 84.16	126.84	114.63
Peer Group Total Shareholder Return Amount	99.88	152.33	126.91
Net Income (Loss)	$ (74,286,000)	$ 103,135,000	$ 86,870,000
Company Selected Measure Amount	358,653,000	260,699,000	243,023,000
PEO Name	Vivek Jain
Additional 402(v) Disclosure [Text Block]
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for the indicated fiscal year.
(c) Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, as of the fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, and for performance-based awards with performance periods ending on the relevant fiscal year, based on actual attainment as of the end of the applicable performance period.
(e) Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the average aggregate grant date fair value of the stock awards and option awards granted to the non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718, as reported in the Summary Compensation Table for the indicated fiscal year.
(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the non-PEO NEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions as of the fiscal year end, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, and for performance-based awards with performance periods ending in the relevant fiscal year, based on actual attainment as of the end of the applicable performance period.
(e) Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the average aggregate fair value as of the last day of the prior fiscal year of the non-PEO NEOs stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	–Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted EBITDA serves as the most important financial measurement of the Company's performance and shareholder value creation and, accordingly, was utilized as a component in the 2022 LTI Program. Adjusted EBITDA is a non-GAAP measure. Our reconciliation of net income to Adjusted EBITDA is included in Annex A to this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	–Adjusted Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	–Adjusted Diluted Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	–Net Synergies
Equity Awards Granted, Minimum Earning Percentage [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards Granted, Earning Percentage				50.00%	0.00%
Equity Award Granted, Maximum Earning Percentage [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards Granted, Earning Percentage				300.00%	250.00%
PEO [Member] | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,076)	$ (3,000,061)	$ (2,000,174)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,560,621	3,595,226	2,280,672
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,063,075)	6,478,492	10,312,154
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,034	1,196,236	435,056
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,212,687)	(1,950,149)	(1,040,098)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,242,476	2,337,028	1,185,958
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,822,974)	793,318	483,612
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,297)	(37,479)	40,819
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	0
Non-PEO NEO [Member] | Vivek Jain [Member] | Incremental Fair Value Of The Modified 2020 PRSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			757,796
Non-PEO NEO [Member] | Brian Bonnell [Member] | Incremental Fair Value Of The Modified 2020 PRSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			663,143
Non-PEO NEO [Member] | Christian Voigtlander [Member] | Incremental Fair Value Of The Modified 2020 PRSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 663,143